Financial Instruments And Financial Risk Management	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Financial Instruments And Financial Risk Management
33.	Financial Instruments and Financial Risk Management

33.1.	Financial instruments
The financial instruments were allocated to the following categories:

	December 31, 2022		December 31, 2021
€ thousand	Current	Non-current	Current	Non-current
Financial Assets (AC)
Other financial assets	48	449	143	411
Cash and cash equivalents	10,238	0	48,143	0
Trade receivables	1,101	0	0	0
Total	11,387	449	48,286	411
Financial Assets (FVTPL)	172	0	0	0
Total Financial Assets	11,559	449	48,286	411
Financial Liabilities (FLAC)
Trade and other payables	9,238	0	8,396	0
Lease liabilities	1,855	7,087	1,638	7,389
Other Financial Liabilities	14,530	249	37	0
Total Financial Liabilities	25,623	7,336	10,071	7,389
For other financial assets of the AC category, trade receivables, and cash and cash equivalents, it is assumed that their carrying amounts correspond to their fair values due to their short terms.
The carrying amount of
non-current
financial assets of the category AC approximates the fair value. These include bank balances and non-interest-bearing
security deposits. The carrying amount approximates the fair value.
The carrying amount of current financial liabilities in the category FLAC, such as trade payables and other financial liabilities, corresponds to the fair value due to their short terms.
The carrying amount of
non-current
financial liabilities in the category FLAC, such as other financial liabilities approximate the fair value. Any difference between the carrying amount and the fair value is immaterial due to the fact, that are contracted close to the period end and therefore, reflect the market situation at period end. The lease liabilities are discounted in accordance with the requirements set out in IFRS 16.
As of December 31, 2022, the fair value of the prepayment option of the loan amounts to €172 thousand (December 31, 2021: €0). The prepayment option is recognized as other financial asset at FVTPL and was calculated by applying an option pricing model. This model uses the risk-free interest rate, the credit spread of the group and the interest rate volatility as material input factors. The volatility is considered as material unobservable input factor (Level 3).
The table below summarizes the impact on the fair values of Level 3 instruments by changing the significant unobservable input factors.

€ thousand	December 31, 2022 Profit or loss
	increase	decrease
Interest rate volatility (movement +/- 5%)	5	-5
Credit Spread (movement +/- 1%)	-29	29

Changes in level 3 financial instruments in 2022 are shown in the following table:

€ thousand	Fair value January 1, 2022	Additions	Disposals	Gains/(losses) recognized in financial income /expenses	Fair value December 31, 2022
Other financial and non-financial assets	—	454	0	-282	172
The net gains/losses by measurement category are as follows:

2022 - € thousand			Other income and expense items, or gain and loss items
Financial assets	AC	Measured at amortized cost	0
Derivative Financial Assets	FVTPL	measured subsequently at fair value through profit or loss	-282

2021 - € thousand			Other income and expense items, or gain and loss items
Financial assets	AC	Measured at amortized cost	0
Derivative Financial Assets	FVTPL	measured subsequently at fair value through profit or loss	0

2020 - € thousand			Other income and expense items, or gain and loss items
Financial assets	AC	Measured at amortized cost	0
Derivative Financial Assets	FVTPL	measured subsequently at fair value through profit or loss	0

33.2.	Financial risk management
The Group is exposed to the following risks from the use of financial instruments:

•	Credit risk (see Note 33.2 a))

•	Liquidity risk (see Note 33.2 b))

•	Market risk (see Note 33.2 c))
Principles of risk management
The Management Board of the Company is responsible for the structure and control of the Group’s risk management. For this purpose, the Management Board has appointed employees who are responsible for monitoring and developing the Group’s risk management policies. The employees submit regular reports to the Management Board about their activities. The risk management policies and the risk management systems are reviewed regularly to reflect changes in market conditions and the Group’s activities.
Capital risk management
The Group’s primary financial objectives include increasing the enterprise value on a sustained basis, ensuring solvency at all times to safeguard the Company’s ability as a going concern, and maintaining an optimal capital structure. Ensuring sufficient available liquidity is of key significance in this context. These objectives are managed by means of an integrated controlling concept, in which as part of the monthly closing process, management is provided with current indicators for various items of the financial statements and therefore also for changes in equity, and as the basis for necessary entrepreneurial decisions. The equity ratio as of December 31, 2022, was 34.6% (2021: 78.6%, 2020: 81.7%). The strong decrease of the equity ratio is due to the high consolidated net loss for the year of the financial year 2022 as well as the increase in other financial liabilities and other non-financial
liabilities. The equity ratio was calculated as the ratio of total equity to total assets.
There have been no changes in the Group’s overall capital risk management strategy relative to 2021.

a)	Credit risk
Credit risk is the risk of financial loss if a customer or counterparty to a financial instrument fails to meet its contractual obligations. Credit risk arises principally from the Group’s trade receivables and its cash and cash equivalents. The carrying amounts of the other financial assets and of contract assets correspond to the maximum credit risk exposure.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment, that includes forward-looking information. The Group assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due.
The Group considers a financial asset to be in default when the debtor is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held) or the financial assets Is more than 90 days past due.
Impairments of financial assets are recognized in profit or loss as follows:
Trade receivables
The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, the Group’s Management Board also considers the factors that may influence the credit risk of the customer base, including the credit risk associated with the industries, countries, and regions in which the customers are operating.
Detailed disclosures concerning the concentration of revenue in particular areas/regions can be found in Note 6. Segment reporting and information on geographical areas.
The Group has a receivables management system that facilitates initial and ongoing analysis of customer creditworthiness individually. This analysis comprises external ratings, information by credit agencies (if available), industry information, and, in some cases, information provided by banks. Before the Group enters a business relationship, a salesperson has to submit this opportunity into a Sales Triage with the purpose to analyze all facets of the opportunity. Prior to entering into business relationship with a customer, a member of the sales department enters the opportunity in a “sales triage” tool which analyzes key facts of the opportunity. The Group limits its credit risk from trade receivables by determining a maximum.
The overall credit risk exposure is considered low.
Other financial assets
As of the reporting date, other
non-current
financial assets primarily include security deposits for rental agreements of the Mynaric Group. Other current financial assets include mainly receivables from suppliers.
The credit risk exposure resulting from receivables from security deposits is considered low since the deposits are hold at separate accounts restricted from usage for other purposes.
Cash and cash equivalents
The estimated loss allowance for cash and cash equivalents was calculated based upon expected losses within 12 months and reflects the short terms to maturity. As of December 31, 2022, the expected credit loss is not material and therefore was not recognized.

b)	Liquidity risk
Liquidity risk is the risk that the Group might not be able to settle its financial liabilities as contractually agreed by delivering cash or other financial assets. The Group’s objective for liquidity management is to ensure that to the extent possible, sufficient cash funds are available at all times to be able to meet its payment obligations when due under both normal and stress scenarios, without having to bear any unsustainable losses or damage to the Group’s reputation.
The Group uses activity-based cost accounting to calculate the costs of its product and services. This enables the Group to monitor cash requirements and to optimize cash inflows on capital employed.
Prudent liquidity risk management means being able to meet obligations when due at any time and, beyond that, maintaining sufficient cash and cash equivalents for unplanned expenditures. Management applies rolling forecasts to monitor cash and cash equivalents based upon expected cash flows. This is generally done centrally for the Group.

To ensure the Group’s solvency and its ability as a going concern, Mynaric implemented an adapted profit and liquidity planning for the year 2023. To ensure the financing, the subsidiary, Mynaric USA Inc. (“Mynaric USA”), entered into a new five-year term loan credit agreement in the amount of

$75.0 million
, and Mynaric AG received an equity investment in the amount of
€12.4 million
 on April
25
, 2023. For further information refer to Note 36 (“Events after the reporting date”).
The following table shows the remaining contractual terms of financial liabilities as of the reporting date, including estimated interest payments. The amounts presented are undiscounted gross amounts, including contractual interest payments but excluding the presentation of netting effects.

	December 31, 2022
€ thousand	Carrying amount	less than 1 year	between 1 and 2 years	between 3 and 5 years	more than 5 years	Total
Trade and other payables	9,238	9,238	0	0	0	9,238
Lease liabilities	8,942	1,901	1,905	3,405	2,372	9,583
Other financial liabilities	14,779	14,628	98	180	0	14,906
Total	32,959	25,767	2,003	3,585	2,372	33,727

	December 31, 2021
€ thousand	Carrying amount	less than 1 year	between 1 and 2 years	between 3 and 5 years	more than 5 years	Total
Trade and other payables	8,396	8,396	0	0	0	8,396
Lease liabilities	9,027	1,640	1,605	3,148	3,328	9,721
Other financial liabilities	37	37	0	0	0	37
Total	17,460	10,073	1,605	3,148	3,328	18,154

c)	Market risk
Market risk is the risk that market prices, such as exchange rates, interest rates, or share prices, can change and thus can affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable ranges, while simultaneously optimizing yield.
Currency risk
The Group is exposed to transactional foreign currency risks to the extent that currencies in which sales and purchase transactions as well as receivables and lending transactions are denominated do not correspond to the functional currency of the Group companies. The functional currencies of the Group companies are the Euro and the US dollar. The transactions mentioned above are mainly denominated in Euro, USD, RMB, GBP and CHF.
Effects of currency risk
The following is a summary of quantitative information about the Group’s currency risk exposure provided to Group management:

December 31, 2022

€ thousand	USD
Intercompany receivables	4,060
Intercompany long-term lending’s	7,500
Cash and cash equivalents	3,868
Intercompany payables	55
Trade payables	142
Other liabilities	435
Net statement of financial position exposure	14,796

December 31, 2021

€ thousand	EUR	USD
Intercompany receivables	0	4,384
Other financial assets	0	33
Cash and cash equivalents	0	32,713
Intercompany payables	6,494	503
Trade payables	0	83
Other liabilities	0	185
Net statement of financial position exposure	-6,494	36,359
Sensitivity analysis
A potential appreciation (depreciation) of EUR, USD against other currencies as of December 31 would have influenced the measurement of financial instruments denominated in foreign currency and would have affected equity and profit or loss in the amounts presented below. The analysis assumes that all other influencing factors, above all the interest rates, remain constant. The effects of the forecast sales and purchase transactions are ignored.

Effects on Group profit/loss
	2022		2021		2020
	Changes in exchange rates		Changes in exchange rates		Changes in exchange rates
€ thousand	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%
EUR	0	0	-328	328	-262	262
USD	740	-740	1,818	-1,818	35	-35
Total	740	-740	1,490	-1,490	-227	227

Effects on Group equity
	2022		2021		2020
	Changes in exchange rates		Changes in exchange rates		Changes in exchange rates
€ thousand	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%	Increase by 5%	Reduction by 5%
EUR	0	0	-325	325	-233	233
USD	740	-740	1,818	-1,818	35	-35
Total	740	-740	1,493	-1,493	-198	198
The following exchange rates were used:

	Average rate			Spot exchange rate as of the reporting date
	2022	2021	2020	2022	2021	2020
EUR/USD	0.95441	0.84819	0.87322	0.93756	0.88292	0.89160
Interest rate risk
As of the reporting date, the Group does have an embedded derivative related to the loan, which is included in the other financial and non-financial
liabilities in the amount of €172 thousand (December 31, 2021: €0, December 31, 2020: €0). This derivative is exposed interest rate changes. A sensitivity analysis and their effects on the consolidated equity is disclosed in Note 33.1.